COMMITMENTS	12 Months Ended
Dec. 31, 2022
COMMITMENTS
COMMITMENTS

44      COMMITMENTS

(a)      Capital commitments

	December 31, 2022	December 31, 2021

Property, plant and equipment	2,181,828	1,794,574

44      COMMITMENTS (CONTINUED)

(b)      Other capital commitments

As of December 31, 2022, the commitments to make capital contributions to the Group’s joint ventures and associates were as follows:

	December 31, 2022	December 31, 2021

Associates	31,800	31,800
Joint ventures	410,000	410,000
Investments measured at fair value	1,019,000	—
	1,460,800	441,800